Discontinued Operations (Details) - USD ($)											3 Months Ended		12 Months Ended
	Mar. 09, 2026	Dec. 26, 2025	Sep. 09, 2025	Jun. 27, 2025	Jun. 23, 2025	May 06, 2025	Nov. 26, 2024	Nov. 11, 2024	Aug. 31, 2024	Jul. 28, 2022	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Discontinued Operations [Line Items]
Lease payments											$ 64,829	$ 7,289	$ 162,862	$ 323,292
Office space											$ 3,000
Percentage of office space											3.00%
Lease monthly payments			$ 23,778
Percentage of estimated real estate leases											7.00%
Percentage of equipment leases											5.50%		5.50%
Lease liability	$ 507,910										$ 542,373		$ 567,423
Discount rate											5.50%		5.50%
Right-of-use asset carrying value													$ 586,310	$ 1,633,207
Shares issued (in Shares)	800,200	40,404		3,000	100	4,500	39,824	16,667	125,000					33,837
Percentage of outstanding common stock	80.02%
Net loss on disposition											$ (1,379,339)	(301,192)
Operating lease expense										$ 181,299	67,077	18,519	162,862
Depreciation and amortization											4,535	77,611	$ 504,732	$ 66,081
Flewber Global, Inc. [Member]
Discontinued Operations [Line Items]
Lease payments											2,590
Right-of-use asset carrying value	$ 524,548
Statements of Cash Flow Information [Member]
Discontinued Operations [Line Items]
Depreciation and amortization											104,135	$ 62,716
Ponderosa Air, LLC [Member]
Discontinued Operations [Line Items]
Membership interests	100.00%
Fly Flyte, Inc. [Member]
Discontinued Operations [Line Items]
Membership interests	19.98%												10.00%
Discontinued Operations [Member]
Discontinued Operations [Line Items]
Net loss on disposition											$ 912,840
Discontinued Operations [Member] | Fly Flyte, Inc. [Member]
Discontinued Operations [Line Items]
Membership interests	100.00%